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                                                As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                Registration No. 333-66114
                                                                 811-03859

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            VARIABLE SEPARATE ACCOUNT
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  SUPPLEMENT TO THE WM DIVERSIFIED STRATEGIES AND WM DIVERSIFIED STRATEGIES III
                                  PROSPECTUSES
                               DATED MAY 1, 2003


THE WM REIT FUND WILL BE AVAILABLE FOR INVESTMENT ON OR ABOUT OCTOBER 1, 2003.

THE FOLLOWING REPLACES THE FOOTNOTE TO THE WM REIT FUND IN THE INVESTMENT OPTIONS SECTION OF THE PROSPECTUS:

      *This Variable Portfolio will be available for investment on or about October 1, 2003.













Date: June 9, 2003

                Please keep this Supplement with your Prospectus.